ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2017
Rotation Medical Inc
Schedule of fair value of assets acquired and liabilities assumed

$ million
Intangible assets	61
Property, plant & equipment and inventory	3
Trade and other receivables	2
Trade and other payables	(3)
Net deferred tax assets	1
Net assets	64
Goodwill	132
Consideration (net of $nil cash acquired)	196

Blue Belt Holdings Inc
Schedule of fair value of assets acquired and liabilities assumed

$ million
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	70
Property, plant & equipment and inventory	13
Trade and other payable	(11)
Provisions	(10)
Deferred tax assets	16
Net assets	78
Goodwill	184
Consideration (net of $3m cash acquired)	262

2015 Acquisitions
Schedule of fair value of assets acquired and liabilities assumed

$ million
Identifiable assets acquired and liabilities assumed
Intangible assets	19
Other assets[1]	29
Liabilities	(14)
Net assets	34
Goodwill	34
Consideration (net of $1m cash acquired)	68